Dec. 01, 2020
High Income Fund
USAA High Income Fund Summary
Investment Objective
The USAA High Income Fund (the “Fund”) seeks to provide an attractive total return primarily through high current income and secondarily through capital appreciation.
secondarily through capital appreciation
Fees and Expenses
The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in one or more USAA Mutual Funds or Victory Funds.More information about these and other discounts is available in Purchases on page 34 of the Fund’s Prospectus, in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,and from your investment professional.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.For the most recent fiscal year, the Fund’s portfolio turnover rate was 48%of the average value of its portfolio.
Principal Investment Strategy
The Fund primarily invests its assets in a broad range of U.S. dollar- denominated high-yield securities, including bonds (often referred to as “junk” bonds), convertible securities, leveraged loans (which generally are adjustable-rate bank loans made to companies rated below investment grade), or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging-markets securities.In addition, the Fund may invest in certain derivatives, such as futures and options. The Fund also may use derivatives or various other investment techniques to increase or decrease its exposure to changing security prices or other factors that affect security prices.
Principal Risks
Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.The Fund’s investments are subject to the following principal risks:Debt Securities Risk – The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.Credit Risk – The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.High-Yield/Junk Bond Risk – Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.Loan Risk – The risk that, in addition to the risks typically associated with high-yield/junk fixed-income securities, loans (including floating rate loans) in which the Fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.Interest Rate Risk – The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.Decisions by the U.S. Federal Reserve (also known as the “Fed”) regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions.Prepayment and Extension Risk – Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.Legislative Risk – Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s net asset value (“NAV”).Liquidity Risk – Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance.In addition, significant securities market disruptions related to outbreaks of the coronavirus disease (“COVID-19”) have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.Market Risk – Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.Preferred Stock Risk –Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock generally are payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks generally are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.Convertible Securities Risk – The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. In addition, the issuer may not be able to pay interest or dividends when due, and the market value of convertible securities may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund’s portfolio managers may not produce the desired results.Derivatives Risk – The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulation may limit the Fund’s ability to invest in derivatives.Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The Fund has four classes of shares: Fund Shares, Institutional Shares, Class A shares, and R6 Shares. The bar chart illustrates the Fund Shares class' volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at vcm.com or by calling (800) 235-8396. Effective June 29, 2020, the Fund’s Adviser Shares were redesignated Class A shares, subject to a front-end sales load and different fees and expenses. Performance of the Class A shares, therefore, is that of the Adviser Shares and has been restated to reflect the sales load applicable to Class A shares but not any difference in the fees and expenses.
RISK/RETURN BAR CHARTAnnual Returns for Periods Ended December 31
The year-to-date return of the Fund Shares as of September 30, 2020, was -3.20%.During the periods shown in the chart:After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.
AVERAGE ANNUAL TOTAL RETURNSFor Periods Ended December 31, 2019